Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2018
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Detailed Information for the Defined Benefit Plans

The following tables provide detailed information for the defined benefit plans.

The amounts of the retirement benefit liabilities and the retirement benefit assets recognized in the consolidated statement of financial position at March 31, 2018 and 2017 were determined as follows:

	At March 31,
	2018	2017
	(In millions)
Present value of unfunded obligations	¥(30,082)	¥(52,494)
Present value of funded obligations	(1,143,589)	(1,187,290)
Fair value of plan assets	1,453,238	1,432,556

Net retirement benefit assets (liabilities)	¥279,567	¥192,772

Of which retirement benefit liabilities included in “Other liabilities”	¥(36,888)	¥(64,972)
Of which retirement benefit assets included in “Other assets”	¥316,455	¥257,744

Movements in Defined Benefit Obligation

The movements in the defined benefit obligations for the fiscal years ended March 31, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2018	2017
	(In millions)
At beginning of period	¥1,239,784	¥1,177,090
Current service cost	40,387	40,030
Interest cost	8,637	6,970
Actuarial losses—demographic assumptions	15,485	77,112 (1)
Actuarial losses (gains)—financial assumptions	5,896	(17,385)
Actuarial losses—experience	2,519	3,980
Benefits paid	(44,433)	(42,387)
Lump-sum payments	(24,109)	(11,365)
Past service cost	(44)	(3)
Acquisition of subsidiaries and businesses	—	7,096
Settlements	—	(621)
Others(2)	(70,451)	(733)

At end of period	¥1,173,671	¥1,239,784

(1)	Includes an increase due to the assumption refinement of estimate on mortality rates.
(2)	Others mainly include the exclusion of the defined benefit obligations related to KUBC and The Minato Bank, both of which had been the Company’s subsidiaries but became its equity-method associates, and the exclusion of the defined benefit obligations related to SMFL which were reclassified as assets held for sale during the fiscal year ended March 31, 2018.

Movements in Fair Value of the Plan Assets

The movements in the fair value of plan assets for the fiscal years ended March 31, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2018	2017
	(In millions)
At beginning of period	¥1,432,556	¥1,354,202
Interest income	10,090	8,123
Return on plan assets excluding interest income	97,433	71,841
Contributions by employer	19,208	44,535
Benefits paid	(44,433)	(42,387)
Settlements	—	(696)
Others(1)	(61,616)	(3,062)

At end of period	¥1,453,238	¥1,432,556

(1)	Others mainly include the exclusion of the fair value of plan assets related to KUBC and The Minato Bank, both of which had been the Company’s subsidiaries but became its equity-method associates, and the exclusion of the fair value of plan assets related to SMFL which were reclassified as assets held for sale during the fiscal year ended March 31, 2018.

Amounts Recognized in Consolidated Income Statement

The amounts recognized in “General and administrative expenses” in the consolidated income statement for the fiscal years ended March 31, 2018, 2017 and 2016 were as follows:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Current service cost	¥40,387	¥40,030	¥35,032
Net interest cost	(1,453)	(1,153)	(3,553)
Past service cost	(44)	(3)	(32)

Total	¥38,890	¥38,874	¥31,447

Plan Assets

The plan assets at March 31, 2018 and 2017 were composed as follows:

	At March 31,
	2018			2017
	Quoted in active markets	Other	Total	Quoted in active markets	Other	Total
	(In millions)
Plan assets retained in the pension funds:
Equity instruments	¥286,542	¥148,439	¥434,981	¥269,706	¥135,884	¥405,590
Debt instruments	36,290	205,320	241,610	107,075	224,509	331,584
General account of life insurance companies	356	45,089	45,445	758	66,892	67,650
Other investments and short-term assets	45,252	170,476	215,728	21,970	105,490	127,460
Plan assets retained in the retirement benefit trusts:
Japanese equity instruments	468,319	1,542	469,861	456,747	1,400	458,147
Other short-term assets	36,340	9,273	45,613	32,276	9,849	42,125

Total	¥873,099	¥580,139	¥1,453,238	¥888,532	¥544,024	¥1,432,556

Principal Actuarial Assumptions	The principal actuarial assumptions used at March 31, 2018, 2017 and 2016 were as follows:

	At March 31,
	2018	2017	2016
Discount rates	0.7%	0.7%	0.6%

Sensitivity Analyses of Effect of Changes in Key Assumptions on Defined Benefit Obligations

The sensitivity analyses of the effect of changes in key assumptions on the defined benefit obligations at March 31, 2018 and 2017 were as follows:

	At March 31,
	2018	2017
	Increase/(decrease)	Increase/(decrease)
	(In millions)
Discount rates:
Increase by 50 bps	¥(73,146)	¥(71,373)
Decrease by 50 bps	83,014	80,864
Average life expectancy at age 60:
Increase of one year	¥38,291	¥37,166

Weighted Average Durations of Defined Benefit Plans

The weighted average durations of defined benefit plans for the fiscal years ended March 31, 2018, 2017 and 2016 were as follows:

	At March 31,
	2018	2017	2016
	(Years)
Lump-sum severance indemnity plans	12.8	12.9	12.8
Defined benefit pension plans	18.9	18.2	17.6